Goodwill	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill
10.	GOODWILL

At December 31, 2014 and 2015, goodwill was RMB1,504,278 and RMB1,504,278 (US$232,221), respectively.

Goodwill was assessed for impairment as of December 31, 2014 and 2015, and no impairment loss was recognized in any of the years presented.